As filed with the Securities and Exchange Commission on May 13, 2014

File No. 033-64915

File No. 811-07447

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 59	☒

and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 62	☒

(Check appropriate box or boxes)

Virtus Insight Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Counsel

Virtus Investment Partners, Inc.

100 Pearl St.

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 59 relates to the following series:

Virtus Emerging Markets Opportunities Fund

Virtus Insight Government Money Market Fund

Virtus Insight Money Market Fund

Virtus Insight Tax-Exempt Money Market Fund

Virtus Low Duration Income Fund

Virtus Tax-Exempt Bond Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 13th day of May, 2014.

VIRTUS INSIGHT TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 13th day of May, 2014.

Signature	Title
/s/ George R. Aylward
George R. Aylward	Trustee and President (principal executive officer)
/s/ W. Patrick Bradley
W. Patrick Bradley	Senior Vice President, Chief Financial Officer and Treasurer (principal financial and accounting officer)
/s/ Leroy Keith, Jr.
Leroy Keith, Jr.*	Trustee
/s/ Philip R. McLoughlin
Philip R. McLoughlin*	Trustee and Chairman
/s/ Geraldine M. McNamara
Geraldine M. McNamara*	Trustee
/s/ James M. Oates
James M. Oates*	Trustee
/s/ Richard E. Segerson
Richard E. Segerson*	Trustee
/s/ Ferdinand L.J. Verdonck
Ferdinand L.J. Verdonck*	Trustee

*By	/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney

C-10

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase